21. Unaudited & Restated Quarterly Financial Information (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Wholesale trading revenue, net	$ 5,871,307	$ 1,414,252	$ 4,304,660	$ 27,021,725	$ 38,611,944	$ 25,305,723
Retail electricity revenue	3,101,656	2,988,460	2,226,834	2,912,526	11,229,476	7,479,775
Total revenues	8,972,963	4,402,712	6,531,494	29,934,251	49,841,420	32,785,498
Operating income (loss)	(1,237,548)	(4,638,278)	3,566	12,312,038	6,439,778	3,609,541
Income (loss) before income taxes	(2,081,401)	(5,270,693)	(725,513)	11,856,791	3,779,184	2,140,139
Net income (loss)	(2,081,401)	(5,270,693)	(725,513)	11,856,791	3,779,184	2,131,316
Net income (loss) attributable to common	(2,218,669)	(5,407,961)	(862,781)	11,719,523	3,230,112	1,582,280
Comprehensive income (loss)	$ (3,067,455)	$ (4,872,127)	$ (590,223)	$ 11,755,349	$ 3,225,544	$ 2,374,426